Operating Expenses Before Credit Impairment Charges, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

			Group
	2022	2021	2020
	£m	£m	£m
Staff costs:
Wages and salaries	745	745	788
Performance-related payments	170	183	97
Social security costs	112	112	101
Pensions costs: – defined contribution plans	60	64	66
–defined benefit plans	28	38	38
Other share-based payments	—	—	—
Other personnel costs	44	41	33
	1,159	1,183	1,123
Other administration expenses	888	826	706
Depreciation, amortisation and impairment	296	501	561
Total	2,343	2,510	2,390

Summary of Deferred Performance Awards

	Costs recognised in 2022			Costs expected to be recognised in 2023 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	6	8	14
Shares	3	5	8	6	8	14
	6	10	16	12	16	28

Disclosure of Amount of Bonus Awarded to Employees

	Expenses charged in the year		Expenses deferred to future periods		Total
	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	145	156	—	—	145	156
–deferred	8	8	14	15	22	23
Shares award – not deferred	9	11	—	—	9	11
–deferred	8	8	14	14	22	22
Total discretionary bonus	170	183	28	29	198	212